Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Assets and Liabilities Based on Fair Value Measurement	Financial assets and liabilities are classified in their entirety based on the most conservative level of input that is significant to the fair value measurement.
		Fair value measurements at reporting date using:
	Fair value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
Public warrant liabilities, June 30, 2024	$488,750	$488,750	$-	$-
Private warrant liabilities, June 30, 2024	$62,222	$-	$-	$62,222

Liabilities:
Public warrant liabilities, December 31, 2023	$-	$-	$-	$-
Private warrant liabilities, December 31, 2023	$-	$-	$-	$-

Schedule of Reconciliation of the Level 3 Representative Warrants liabilities	The following tables present a reconciliation of the Level 3 Private Warrants liabilities:
	Six months ended June 30,
	2024	2023
Private warrant liabilities, January 1	$-	$-
Issuances/Assumptions	22,525	-
Exercises	-	-
Change in fair value	39,697	-
Private warrant liabilities, June 30	$62,222	$-
	Three months ended June 30,
	2024	2023
Private warrant liabilities, April 1	$-	$-
Issuances/Assumptions	22,525	-
Exercises	-	-
Change in fair value	39,697	-
Private warrant liabilities, June 30	$62,222	$-

Schedule of Net Loss Per Share Calculation	The following table details the net loss per share calculation, reconciles between basic and diluted weighted average shares outstanding, and presents the potentially dilutive shares that are excluded from the calculation of the weighted average diluted common shares outstanding, because their inclusion would have been anti-dilutive:
	For the Six Months Ended June 30,
	2024	2023
Numerator:
Net loss	$(1,123,683)	$(436,872)

Weighted average shares outstanding (denominator for basic earnings per share)	15,678,898	15,130,393

Weighted average shares and assumed potential common shares (denominator for diluted earnings per share, treasury method)	15,678,898	15,130,393

Basic loss per share	$(0.07)	$(0.03)
Diluted loss per share	$(0.07)	$(0.03)

Schedule of Common Share Equivalents are Excluded from the Calculation of Weighted Average Common Shares Outstanding	The following common share equivalents are excluded from the calculation of weighted average common shares outstanding, because their inclusion would have been anti-dilutive:
	For the Six Months Ended June 30,
	2024	2023
Warrants	12,030,000	12,030,000
Total potentially dilutive shares	12,030,000	12,030,000